                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment  [ ]      Amendment Number: _____
    This Amendment (Check only one.):    [ ] is a restatement.
                                         [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number:   28-04221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen M. Fleiss
Title:   Managing Member of KMF Advisers LLC, General Partner
         of KMF Partners, L.P.
Phone:   (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss               New York, New York                7/31/01
--------------------------        ------------------            ----------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              2
                                                           -----------

Form 13F Information Table Entry Total:                        83
                                                           -----------

Form 13F Information Table Value Total:                      213,787
                                                           -----------
                                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                     Name

 1                28-04223                                 KMF Partners, L.P.

 2                28-05699                                 KMF Advisers LLC



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
KMF PARTNERS
13 F SECURITIES
FOR THE PERIOD ENDING 6/30/01


Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
-------------------------------------------------------------------------------------------------------------------------------
1800FLOWERS.COM INC.                  CLA        68243Q106      742         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE AND FITCH CO.             CLA        002896207      890         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC.                       COM        004930202      785         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES                COM        007903107    1,734         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
AMAZON.COM INC.                       COM        023135106    1,415        100,000     Defined      1,2        100,000
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN PASTA CO.            CLA        027070101    1,392         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
AMERISOURCE HEALTH CORP.              CLA        03071P102    1,661         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
ANDRX GROUP                           COM        034553107    1,540         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC.                  COM        00184A105   28,241        532,850     Defined      1,2        532,850
-------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER                        COM        037833100    2,906        125,000     Defined      1,2        125,000
-------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE CORP.                      COM        043136100      915         35,000     Defined      1,2         35,000
-------------------------------------------------------------------------------------------------------------------------------
AT&T CORP-LIBERTY MEDIA GROUP         COM        001957208      875         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
AVANIR PHARMACEUTICALS                CLA        05348P104      186         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
BEST BUY COMPANY INC.                 COM        086516101    3,811         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC.                    COM        099709107    1,680         75,000     Defined      1,2         75,000
-------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYSTEMS                     COM        126920107    1,371         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
CELL GENESYS INC.                     COM        150921104    1,128         55,000     Defined      1,2         55,000
-------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP.                         COM        151313103    1,365         70,000     Defined      1,2         70,000
-------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE INC.             ORD        M22465104    6,068        120,000     Defined      1,2        120,000
-------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                            COM        171779101    4,180        110,000     Defined      1,2        110,000
-------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORES                   COM        172737108    1,800        100,000     Defined      1,2        100,000
-------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                         COM        17275R102    3,640        200,000     Defined      1,2        200,000
-------------------------------------------------------------------------------------------------------------------------------
CITRIX SYSTEMS                        COM        177376100    4,188        120,000     Defined      1,2        120,000
-------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS          COM        184502102    3,762         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYSTEMS INC.         COM        203668108    1,475         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOCIATES INTL INC.         COM        204912109    1,800         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC.                      COM        206197105    1,560         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
CORNING INC.                          COM        219350105    5,013        300,000     Defined      1,2        300,000
-------------------------------------------------------------------------------------------------------------------------------
COST PLUS                             COM        221485105      750         25,000     Defined      1,2         25,000
-------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INC.               COM        256747106    1,392         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
EARTHLINK NETWORKS INC.               COM        270321102      635         45,000     Defined      1,2         45,000
-------------------------------------------------------------------------------------------------------------------------------
EBAY INC.                             COM        278642103    1,370         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------






Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
-------------------------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE GROUP LTD.        COM        G3223R108    2,244         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC.                  CLA        302182100    2,752         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP                   COM        316773100    1,201         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP.                      COM        319963104    1,287         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
FISERV INC.                           COM        337738108    1,280         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC.                 COM        35063R100      999         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC.                        COM        368710406    1,653         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
GENESCO INC.                          COM        371532102    1,344         40,000     Defined      1,2         40,000
-------------------------------------------------------------------------------------------------------------------------------
GOTO.COM INC.                         COM        38348T107      486         25,000     Defined      1,2         25,000
-------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP.                         COM        401698105    2,880         80,000     Defined      1,2         80,000
-------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOCIATES                CLA        421933102    2,104        100,000     Defined      1,2        100,000
-------------------------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS                   COM        448924100    2,062         65,000     Defined      1,2         65,000
-------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP.            COM        449370105    1,354         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
INTUIT INC.                           COM        461202103    1,200         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
JD EDWARDS & CO INC.                  COM        281667105      283         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
JEFFERSON-PILOT CORP.                 COM        475070108    1,933         40,000     Defined      1,2         40,000
-------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON INC.                COM        478160104    2,938         58,800     Defined      1,2         58,800
-------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC.                 COM        48203R104      933         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
KOHL'S CORPORATION                    COM        500255104   12,245        195,200     Defined      1,2        195,200
-------------------------------------------------------------------------------------------------------------------------------
LINCARE HOLDINGS                      COM        532791100    1,200         40,000     Defined      1,2         40,000
-------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC.                       COM        564055101    1,905         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC.                        COM        584699102    9,613        203,662     Defined      1,2        203,662
-------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                        COM        585055106    3,073         66,800     Defined      1,2         66,800
-------------------------------------------------------------------------------------------------------------------------------
MICROMUSE INC.                        COM        595094103      840         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY                     COM        595112103    2,055         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC.                         COM        620076109    1,656        100,000     Defined      1,2        100,000
-------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC.                  COM        62855J104    1,266         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP.                        COM        58155Q103    3,155         85,000     Defined      1,2         85,000
-------------------------------------------------------------------------------------------------------------------------------
NEXTCARD INC.                         COM        65332K107    1,658        150,000     Defined      1,2        150,000
-------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYSTEMS INC.                 COM        683718100    2,082         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
ORACLE SYSTEMS                        COM        68389X105    9,500        500,000     Defined      1,2        500,000
-------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS, INC.             COM        671040103    9,203        175,000     Defined      1,2        175,000
-------------------------------------------------------------------------------------------------------------------------------






Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
-------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC.                          COM        704326107    3,200         80,000     Defined      1,2         80,000
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL PRODUCT DEVELOPMENT INCCOM        717124101    1,526         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
PIXAR INC.                            COM        725811103    1,746         42,800     Defined      1,2         42,800
-------------------------------------------------------------------------------------------------------------------------------
PROVINCE HEALTHCARE CO.               COM        743977100    1,412         40,000     Defined      1,2         40,000
-------------------------------------------------------------------------------------------------------------------------------
QUADRAMED CORP.                       COM        74730W101      713        150,000     Defined      1,2        150,000
-------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS                     COM        74834L100    2,246         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
REEBOK                                COM        758110100    1,280         40,000     Defined      1,2         40,000
-------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYSTEMS INC.                   COM        826170102    2,345         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
TAKE 2 INTERACTIVE SOFTWARE INC.      COM        874054109    1,299         70,000     Defined      1,2         70,000
-------------------------------------------------------------------------------------------------------------------------------
THQ INC.                              COM        872443403    1,193         20,000     Defined      1,2         20,000
-------------------------------------------------------------------------------------------------------------------------------
TICKETMASTER ONLINE                   CLB        88633P203      740         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO.-NEW                     COM        886547108    4,346        120,000     Defined      1,2        120,000
-------------------------------------------------------------------------------------------------------------------------------
TWEETER HOME ENTERTAINMENT GROUP      COM        901167106    3,530        100,000     Defined      1,2        100,000
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH SERVICES INC.        CLB        913903100    1,365         30,000     Defined      1,2         30,000
-------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE                      COM        923436109    3,327         50,000     Defined      1,2         50,000
-------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS                           COM        966837106    1,626         60,000     Defined      1,2         60,000
-------------------------------------------------------------------------------------------------------------------------------
XOMA LTD.                             COM        G9825R107    3,054        179,000     Defined      1,2        179,000
-------------------------------------------------------------------------------------------------------------------------------
CISCO JULY 20 CALLS                   CALL       17275R902       90          2,000     Defined      1,2          2,000
-------------------------------------------------------------------------------------------------------------------------------
XOMA LTD. JULY 17 1/2 CALLS           CALL       G9825R907       95          1,000     Defined      1,2          1,000
-------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL                      213,787
-------------------------------------------------------------------------------------------------------------------------------